February 14, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 371 (File No. 333-192858) and Amendment No. 375 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 371 and under the Investment Company Act of 1940, as amended, Amendment No. 375 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing two new series to the Trust: Brown Advisory Sustainable Growth ETF and Brown Advisory Sustainable Value ETF.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4602.

Sincerely,

/s/ Daniel D. Conroy
Daniel D. Conroy

Morgan, Lewis & Bockius llp 2222 Market Street Philadelphia, PA 19103-3007 United States	+1.215.963.5000 +1.215.963.5001